Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: September 12, 2022

Payment Date	9/15/2022
Collection Period Start	8/1/2022
Collection Period End	8/31/2022
Interest Period Start	8/15/2022
Interest Period End	9/14/2022

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$4,927,600.98	$4,927,600.98	$—	—	Nov-23
Class A-4 Notes	$124,620,000.00	$8,503,083.01	$116,116,916.99	0.931768	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$172,457,600.98	$13,430,683.99	$159,026,916.99

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$178,397,748.19	$164,701,200.10	0.131761
YSOC Amount	$2,876,312.16	$2,610,448.06
Adjusted Pool Balance	$175,521,436.03	$162,090,752.04
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$4,927,600.98	2.51000%	30/360	$10,306.90
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$172,457,600.98			$381,394.56

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$178,397,748.19	$164,701,200.10
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$175,521,436.03	$162,090,752.04
Number of Receivable Outstanding	26,056	25,028
Weight Average Contract Rate	4.52%	4.53%
Weighted Average Remaining Term (months)	22	21

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$691,952.83
Principal Collections	$13,636,498.23
Liquidation Proceeds	$94,063.41
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$14,422,514.47
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$14,422,514.47

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$148,664.79	$148,664.79	$—	$—	$14,273,849.68
Interest - Class A-1 Notes	$—	$—	$—	$—	$14,273,849.68
Interest - Class A-2 Notes	$—	$—	$—	$—	$14,273,849.68
Interest - Class A-3 Notes	$10,306.90	$10,306.90	$—	$—	$14,263,542.78
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$13,997,686.78
First Allocation of Principal	$—	$—	$—	$—	$13,997,686.78
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$13,955,389.78
Second Allocation of Principal	$—	$—	$—	$—	$13,955,389.78
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$13,925,148.45
Third Allocation of Principal	$—	$—	$—	$—	$13,925,148.45
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$13,892,455.12
Fourth Allocation of Principal	$10,366,848.94	$10,366,848.94	$—	$—	$3,525,606.18
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,525,606.18
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$461,771.13
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$461,771.13
Remaining Funds to Certificates	$461,771.13	$461,771.13	$—	$—	$—
Total	$14,422,514.47	$14,422,514.47	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$2,876,312.16
Increase/(Decrease)	$(265,864.10)
Ending YSOC Amount	$2,610,448.06

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$175,521,436.03	$162,090,752.04
Note Balance	$172,457,600.98	$159,026,916.99
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	9	$60,049.86
Liquidation Proceeds of Defaulted Receivables[1]	0.06%	85	$94,063.41
Monthly Net Losses (Liquidation Proceeds)			$(34,013.55)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.26%
Second Preceding Collection Period			0.08%
Preceding Collection Period			(0.02)%
Current Collection Period			(0.24)%
Four-Month Average Net Loss Ratio			0.02%
Cumulative Net Losses for All Periods			$1,703,704.35
Cumulative Net Loss Ratio			0.14%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.32%	69	$531,556.52
60-89 Days Delinquent	0.10%	19	$172,437.22
90-119 Days Delinquent	0.03%	6	$56,427.44
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.46%	94	$760,421.18

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$26,903.30
Total Repossessed Inventory		4	$58,970.96

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		25	$228,864.66
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.14%
Current Collection Period			0.14%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.07	0.04%	8	0.03%